Summary of Significant Accounting Policies (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2025 CNY (¥) segment shares	Jun. 30, 2025 USD ($) segment shares	Jun. 30, 2024 CNY (¥) shares
Summary of Significant Accounting Policies [Line Items]
Operating segment (in segment) | segment	1	1
Reporting units	1	1
Other income	¥ 7,962	$ 1,111	¥ 703
Advertising and market promotion expenses	¥ 3,285	$ 459	¥ 2,045
Value added tax rates	13.00%	13.00%
CODM, description	the Company’s chief operating decision makers (“CODM”) have been identified as the Company’s Chief Executive Officer, who reviews the unaudited condensed consolidated financial results when making decisions about allocating resources and assessing the performance of the Company as a whole and hence, the Company has only one reportable segment.	the Company’s chief operating decision makers (“CODM”) have been identified as the Company’s Chief Executive Officer, who reviews the unaudited condensed consolidated financial results when making decisions about allocating resources and assessing the performance of the Company as a whole and hence, the Company has only one reportable segment.
Title and position of individual	Chief Executive Officer	Chief Executive Officer
US [Member]
Summary of Significant Accounting Policies [Line Items]
Rate percentage	1,000	1,000
China, Yuan Renminbi
Summary of Significant Accounting Policies [Line Items]
Rate percentage	7,163.6000	7,163.6000
HCHY [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of non-controlling interest	49.00%	49.00%
SXFJ [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of non-controlling interest	49.00%	49.00%
Scienjoy Verse [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of non-controlling interest	49.00%	49.00%
SJ Verse [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of non-controlling interest	10.00%	10.00%
Scenovo SG [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of non-controlling interest	49.00%	49.00%
Fashionfly Limited [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of non-controlling interest	30.00%	30.00%
Techjoy SG [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of non-controlling interest	30.00%	30.00%
Weiliantong acquisition [Member]
Summary of Significant Accounting Policies [Line Items]
Issuable shares (in Shares)	636,691	636,691	636,691
RSU incentive plan [Member]
Summary of Significant Accounting Policies [Line Items]
Issuable shares (in Shares)	77,496	77,496	296,543